SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		7 years	7 years
Furniture and Fixtures [Member] | S And S Beverage [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years		7 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		7 years	7 years
Machinery and Equipment [Member] | S And S Beverage [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years		7 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years	5 years
Vehicles [Member] | S And S Beverage [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years		5 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years	5 years
Computer Equipment [Member] | Minimum [Member] | S And S Beverage [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years		5 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		7 years	7 years
Computer Equipment [Member] | Maximum [Member] | S And S Beverage [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years		7 years